NET LOSS PER SHARE - Potential Common Shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential convertible securities to common shares			389,327,467	216,881,686
RSU award
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential convertible securities to common shares	15,763,598
Convertible preferred shares outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential convertible securities to common shares	437,182,072	252,486,667	362,011,991	190,084,166
Share options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential convertible securities to common shares	26,099,336	22,729,435	26,730,453	26,212,498
Convertible preferred share warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential convertible securities to common shares	0	585,022	585,023	585,023